Additional disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets [abstract]
Cash and bank balances at central banks	€ 80,471		€ 84,721
Financial assets held for trading	102,574	€ 92,879
Investments	7,788	7,588
Premises and equipment, net	32,651	24,594
Other assets	12,140	9,348
TOTAL ASSETS	1,512,096	1,459,271
Liabilities [abstract]
Other liabilities	10,790	13,088
TOTAL LIABILITIES	1,402,111	1,351,910
Shareholders' equity
Share capital	8,118	8,118
TOTAL EQUITY	109,985	107,361	€ 104,445	€ 106,833
TOTAL LIABILITIES AND EQUITY	1,512,096	1,459,271
Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Cash and bank balances at central banks	107,566	105,660
Financial assets held for trading	81,249	70,825
Held-to-maturity investments	47,575	61,064
Loans and receivables	276,396	263,142
Investments	82,596	81,734
Premises and equipment, net	6,389	2,410
Other assets	24,211	23,541
TOTAL ASSETS	625,982	608,376
Liabilities [abstract]
Deposits	364,457	350,786
Short-term debt	36,163	30,883
Long-term debt	68,083	75,600
Total borrowings	104,246	106,483
Other liabilities	89,705	82,340
TOTAL LIABILITIES	558,408	539,609
Shareholders' equity
Share capital	8,118	8,118
Retained earnings and other reserves	59,456	60,649
TOTAL EQUITY	67,574	68,767
TOTAL LIABILITIES AND EQUITY	625,982	608,376
Bank Subsidiaries [Member] | Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Cash and bank balances at central banks	15,732	16,339
Held-to-maturity investments	8,744	11,084
Investments	63,480	69,118
Liabilities [abstract]
Deposits	18,668	18,526
Total borrowings	501	2,874
Non-Bank Subsidiaries [Member] | Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Held-to-maturity investments	4,306	4,581
Loans and receivables	29,637	26,505
Investments	19,116	12,616
Liabilities [abstract]
Deposits	16,790	13,655
Total borrowings	€ 2,740	€ 998